Additional information - Financial Statement Schedule I - Condensed statement of profit or loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Condensed statement of profit or loss
Finance income	£ 23,676	£ 49,310	£ 1,352
(Loss)/profit before income tax	(149,623)	(24,027)	(20,818)
Income tax expense	34,113	(68,189)	(2,415)
(Loss)/profit for the year	(115,510)	(92,216)	(23,233)
Parent
Condensed statement of profit or loss
Operating expenses	(4,325)	(4,253)	(2,964)
Income from shares in group undertakings	33,553	10,718	44,534
Finance income	124		82
(Loss)/profit before income tax	29,352	6,465	41,652
Income tax expense	(1)	(1)	(9)
(Loss)/profit for the year	£ 29,351	£ 6,464	£ 41,643